Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions
22.	RELATED PARTY TRANSACTIONS

Advertising service

During the year 2012 and 2013, the Group received or provided certain advertising service to the Group’s subsidiary’s noncontrolling interest holders’ group companies and equity investment investees, and paid or received cash accordingly.

Such transactions are related to the advertising agency business and hence the corresponding provision of advertising services is recognized in the revenues under advertising agency on a net basis in the consolidated statements of operations.

Revenue from the related parties recognized in the consolidated financial statements and the corresponding payments received from the related parties for the year ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

Revenue from related parties
Chongqing Changhui (Equity method investee)	1,107	114	407
Aegis Media (Noncontrolling interest holder of Vizeum)	5,841	6,923	7,778
Wasu Digital (Equity method investee)	—	477	—
Total	6,948	7,514	8,185

Receipts of payments from related parties
Chongqing Changhui (Equity method investee)	5,626	8,114	8,321
Aegis Media (Noncontrolling interest holder of Vizeum)	3,257	28,867	20,355
Wasu Digital (Equity method investee)	—	76	—

Total	8,883	37,057	28,676

In respect of the purchase of advertising services, the payments made to the related parties for the purchase of advertising services for the year ended December 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013

Aegis Media (Noncontrolling interest holder of Vizeum)	5,109	21,615	3,748
Wasu Digital (Equity method investee)	385	43	378

Total	5,494	21,658	4,126

Rental expenses

The Group leased office space and cars from the Company’s controlling shareholder and his family member. The rental amount was determined based on market prices. Rental expenses for the years ended December 31, 2011, 2012 and 2013 were US$853, nil and US$198 respectively.

Other Transactions

During the year 2011, the Group received a deposit of US$159 from Chongqing Changhui, which acted as an agent of customers placing advertisement through the Group.

In 2011, the Group also received injection of capital of US$162, for an entity to be established, from Mr. Zhu Hong Gang, who is the noncontrolling interest holder of Clickpro and the management responsible for Clickpro’s business.

Staff cost and the royalty fee of Vizeum paid by Aegis Media during the years of 2011, 2012 and 2013, were US$799, US$1,191 and 1,277, respectively.

The related party balances as of December 31, 2012 and 2013 were US$1,938 and US$3,480 in amount due from related parties and US$13,310 and US$9,144 in amount due to related parties mostly in connection with the advertising services provided to or received from the following related parties, respectively. The balances with related parties were due within one year.

	December 31, 2012	December 31, 2013

Amount due from related parties
Mr. Zhu Hong Gang (shareholder)	—	121
Aegis Media (Noncontrolling interest holder of Vizeum)	571	2,797
Chongqing Changhui (Equity method investee)	1,133	320
Wasu Digital (Equity method investee)	154	159
Mr. Fu Rao (shareholder)	80	83

Total	1,938	3,480

	December 31, 2012	December 31, 2013

Amount due to related parties
Wasu Digital(Equity method investee)	751	524
Mr. Zhu Hong Gang(shareholder)	164	168
Aegis Media (Noncontrolling interest holder of Vizeum)	12,226	8,439
Chongqing Changhui (Equity method investee)	169	13

Total	13,310	9,144